Schedule of taxes and contributions payable and taxes payable (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		R$ 733	R$ 833
Taxes and contributions payable and taxes payable in installments, current		580	585
Taxes and contributions payable and taxes payable in installments, non-current		153	248
Taxes Payable In Installments [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	[1]	177	244
Taxes Payable In Installments P E R T [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	[2]	115	151
I C M S 1 [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		82	99
P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		9	9
Provision For Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		17	13
Withholding Income Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		4	2
I N S S [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		6	5
Others [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		47	25
Taxes Exito Group [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		R$ 276	R$ 285

[1]	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.
[2]	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program.”) The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuição provisória sobre movimentação financeira) and other claims